Financial Instruments and Risk Management - Summary of Risk of Increase in Inflation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ (16,279)	R$ (16,866)
Financial liabilities	(18,120)	(19,556)
Interest rate risk [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	4,594	5,215
Net liability exposed	(4,821)	(4,805)
Net effect of variation in IPCA and IGP-M indices	(227)	410
Interest rate risk [member] | Loans, financing and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(3,791)	(3,801)
Interest rate risk [member] | Debt with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(652)	(721)
Interest rate risk [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(378)	(283)
Interest rate risk [member] | Infrastructure -Distribution [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	396	111
Interest rate risk [member] | IGPM index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	247	108
Interest rate risk [member] | IGPM [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	246	235
Interest rate risk [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,296	1,928
Interest rate risk [member] | IPCA index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		496
Interest rate risk [member] | Concession grant fee Generation concessions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 2,409	R$ 2,337